Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of consolidation
a)	Basis of consolidation
These consolidated financial statements comprise the financial statements of the Company and its wholly owned subsidiary, Potássio do Brasil Ltda., in Brazil as at December 31, 2024.
The Company’s subsidiary is fully consolidated from the date of acquisition or incorporation, being the date on which the Company obtained control, and continues to be consolidated until the date that such control ceases. These consolidated financial statements comprise results for the years ended December 31, 2024, 2023 and 2022.
The financial statements of the subsidiary are prepared for the same reporting period as the parent company, using consistent accounting policies.
All intra-company balances, income and expenses and unrealized gains and losses resulting from intra-company transactions are eliminated in full upon consolidation.

Foreign currency transactions
b)	Foreign currency transactions
Transactions in foreign currencies are initially recorded in the functional currency at the rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange at the consolidated statements of financial position date. All differences are taken to the consolidated statements of loss and other comprehensive loss.
For presentation of Company’s consolidated financial statements, if the functional currency of the Company or its subsidiary is different than U.S. dollars as at the reporting date, the assets and liabilities are translated into U.S. dollars at the rate ruling at the statements of financial position date and the income and expenses are translated using the average exchange rate for the period. The foreign exchange differences arising are recorded in the cumulative translation account in other comprehensive income. On disposal of a foreign entity the deferred cumulative amount recognized in equity relating to the particular operation is recognized in the consolidated statements of loss and other comprehensive loss.

Cash and cash equivalents
c)	Cash and cash equivalents
Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand, and short-term
deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash.

Property and equipment
d)	Property and equipment

(i)	Recognition and measurement
Items of equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

(ii)	Depreciation
Depreciation calculated over the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value.
The estimated lives for the current period are as follows:

•	Vehicle	5 years

•	Office equipment	5 years

•	Furniture and fixtures	10 years
The Company’s land is carried at cost.
Impairment of property and equipment:
When events or changes in the economic environment indicate a risk of impairment to property and equipment, an impairment test is performed to determine whether the carrying amount of the asset or group of assets under consideration exceeds its or their recoverable amount. Recoverable amount is defined as the higher of an asset’s fair value (less costs of disposal) and its value in use. Value in use is equal to the present value of future cash flows expected to be derived from the use and sale of the asset.

Exploration and evaluation assets
e)	Exploration and evaluation assets
Costs incurred prior to obtaining the appropriate license are expensed in the period in which they are incurred.
Exploration and evaluation expenditures comprise costs of initial search for mineral deposits and performing a detailed assessment of deposits that have been identified as having economic potential. The cost of exploration properties and leases, which include the cost of acquiring prospective properties and exploration rights, including interest, and costs incurred in exploration and evaluation activities, are capitalized as assets as part of exploration and evaluation assets. When a feasibility study and/or front-end
engineering design is completed and the Company’s board of directors has approved the decision to proceed with further development and the construction of the Autazes Project, the incurred expenditures related to exploration and evaluation are reclassified as development costs and the incurred expenditures related to development and construction will be capitalized as construction-in-progress
and classified as a component of property, plant and equipment. Prior to reclassification to property, plant and equipment, exploration and evaluation assets are assessed for impairment and any impairment loss is recognized immediately in the statements of loss and other comprehensive loss.
Depreciation on equipment used in exploration and evaluation is charged to exploration and evaluation assets.
Impairment of exploration and evaluation assets:
Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount may exceed its recoverable amount. The Company reviews and tests for impairment on an ongoing basis and specifically if the following occurs:

(i)	the period for which the Company has a right to explore in the specific area has expired or is expected to expire;

(ii)	the exploration and evaluation has not led to the discovery of economic reserves;

(iii)	the development of the reserves is not economically or commercially viable; and

(iii)	the exploration is located in an area that has become politically unstable.
No amortization is charged during the exploration and evaluation phase.

Leases and Right-of-Use Assets
f)	Leases and Right-of-Use Assets
Leases are recorded in accordance with IFRS 16, Leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. Contracts that convey the right to control the use of an identified asset for a period of time in exchange for consideration are accounted for as leases giving rise to right-of-use
assets.
At the commencement date, a
right-of-use
asset is measured at cost, where cost comprises: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Company; and (d) an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories. The Company subsequently measures a right-of-use
asset at cost less any accumulated depreciation and any accumulated impairment losses; and adjusted for any re-measurement
of the lease liability.
Right-of-use
assets are depreciated over the shorter of the asset’s useful life and the lease term.
A lease liability is initially measured at the present value of the unpaid lease payments. Subsequently, the Company measures a lease liability by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and
(c) re-measuring
the carrying amount to reflect any reassessment or lease modifications, or to reflect revised in-substance
fixed lease payments. Each lease payment is allocated between repayment of the lease principal and interest. Interest on the lease liability in each period during the lease term is allocated to produce a constant periodic rate of interest on the remaining balance of the lease liability. Except where the costs are included in the carrying amount of another asset, the Company recognizes in profit or loss (a) the interest on a lease liability and (b) variable lease payments not included in the measurement of a lease liability in the period in which the event or condition that triggers those payments occurs.

Financial instruments
g)	Financial instruments
The Company recognizes financial assets and financial liabilities on the date the Company becomes a party to the contractual provisions of the instruments. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset or when cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, canceled or expired. The Company’s financial assets include cash and cash equivalents, and amounts receivable, excluding HST receivable. The Company’s financial liabilities include trade payables and accrued liabilities.
Non-derivative
financial instruments are recognized initially at fair value plus attributable transaction costs, where applicable for financial instruments not classified as fair value through profit or loss. Subsequent to initial recognition, non-derivative
financial instruments are classified and measured as described below:
Financial assets at fair value through profit or loss (“FVTPL”) – cash and cash equivalents are classified as financial assets at FVTPL and are measured at fair value. Cash and cash equivalents comprise cash at banks and on hand.
Amortized cost – Amounts receivable, excluding HST receivable, are classified as and measured at amortized cost using the effective interest rate method, adjusted for any expected credit losses.

Financial assets at fair value through other comprehensive income (“FVOCI”) – Financial assets designated as financial assets at fair value through other comprehensive income on initial recognition are recorded at fair value on the trade date with directly attributable transaction costs included in the recorded amount. Subsequent changes in fair value are recognized in other comprehensive income. The Company does not have any financial assets measured at fair value through other comprehensive income.
Non-derivative
financial liabilities – Trade payables and accrued liabilities and lease liability are accounted for at amortized cost, using the effective interest rate method.
Financial liabilities measured at FVPL include financial liabilities management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss. The Company’s warrant liability is measured at FVPL.

Provisions
h)	Provisions
Provisions are recognized when: (i) the Company has a present obligation (legal or constructive) as a result of a past event, and (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Income taxes
i)	Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiary and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share-based payments
j)	Share-based payments
The Company records compensation cost associated with equity-settled share-based awards based on the fair value of the equity instrument at the date of grant. The fair value of stock options and warrants is determined using the Black-Scholes option pricing model. The fair value of deferred share units (“DSUs”) and restricted share units (“RSUs”) is measured at the market value of the underlying shares, as estimated by management, on the date of grant. The compensation expense is recognized on a straight-line basis over the vesting period, if any, based on the estimate of equity instruments expected to vest. The estimate of options and DSUs expected to vest is revised at the end of each reporting period. When options, or warrants are exercised, the proceeds received, together with any related amount in contributed surplus
, is credited to share capital.

New accounting pronouncements
New accounting pronouncements
IAS 1 – Presentation of Financial Statements (“IAS 1”) In January 2020 and October 2022, the International Accounting Standards Board (IASB) issued amendments to IAS 1 Presentation of Financial Statements. The amendments clarify the requirements for classifying liabilities as either current or non-current
by clarifying that liabilities are classified as either current or non-current
depending on the existence at the end of the reporting period of a right to defer settlement of the liability for at least twelve months after the reporting period. The amendments also clarify that only covenants that an entity must comply with on or before the reporting date would affect a liability’s classification as current or non-current,
even if compliance with the covenant is only assessed after the entity’s reporting date, classification is unaffected by the likelihood that an entity will settle the liability within 12 months after the reporting date, and how an entity classifies debt an entity may settle by converting it into equity.
New accounting pronouncements (continued)
Additionally, the amendments added new disclosure requirements for situations where a liability is classified as non-current
and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months after the reporting date. The disclosure should enable users of financial statements to understand the risk that the liability classified as non-current
could become repayable within 12 months after the reporting period. The adoption of the amendments to IAS 1 on January 1, 2024 did not have a significant impact on the consolidated financial statements.
IFRS 7 - Financial Instruments and IAS 7 - Statement of Cash Flows: In May 2023, the IASB issued disclosure-only amendments to IFRS 7 and IAS 7 which were incorporated into Part I of the CPA Canada Handbook – Accounting in August 2023. The amendments require entities to disclose sufficient information necessary for users of financial statements to understand the effects of supplier finance arrangements on an entity’s liabilities and cash flows, as well as on its liquidity risk and risk management. The adoption of the amendments to IFRS 7 and IAS 7 on January 1, 2024 did not have a significant impact on the consolidated financial statements.

Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2025. Many are not applicable or do not have a significant impact to the Company and have been excluded.
IAS 18 - Presentation and Disclosure of Financial Statement: In April 2024, the IASB issued the new standard IFRS 18 - Presentation and Disclosure of Financial Statements. This standard aims to bring more transparency and comparability to the financial performance of companies, enabling investors to make better investment decisions. IFRS 18 introduces three sets of new requirements: improved comparability of the profit or loss statement (statement of income), improved transparency of management-defined performance measures, and more useful grouping of information in financial statements. IFRS 18 will replace IAS 1 - Presentation of Financial Statements. This standard becomes effective for years beginning on or after January 1, 2027, and companies may apply it earlier subject to authorization by relevant regulators. The Company is assessing the impacts to ensure that all information complies with the standard.
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: In May 2024, the International Accounting Standards Board (IASB) issued narrow scope amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments. The amendments were incorporated into Part I of the CPA Canada Handbook - Accounting in October 2024. The amendments provide clarification that a financial liability is derecognized on the ‘settlement date’, i.e., the date on which the liability is extinguished as the obligation specified in the contract is discharged or cancelled or expired and provide an accounting policy option to derecognize a financial liability that is settled in cash using an electronic payment system before the settlement date if specified criteria are met. An entity that elects to apply this derecognition option shall apply it to all settlements made through the same electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets with contingent features, including environmental, social and corporate governance (ESG) linked features and clarify that, for a financial asset to have
‘non-recourse’
features, the entity’s ultimate right to receive cash flows must be contractually limited to the cash flows generated by specified assets. The amendments also include factors that an entity should consider when assessing the cash flows underlying a financial asset with non-recourse
features (the ‘look through’ test), clarify the characteristics of the contractually linked instruments that distinguish them from other transactions; and add new disclosure requirements for investments in equity instruments designated at fair value through other comprehensive income and financial instruments that have certain contingent features. The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted. The amendments are to be applied retrospectively. In applying the amendments, an entity is not required to restate comparative periods.